BLACKROCK SERIES FUND, INC.

BlackRock Global Allocation Portfolio

(the “Fund”)

Supplement dated April 1, 2019 to the

Prospectus of the Fund, dated May 1, 2018

Effective April 1, 2019, the following changes are made to the Fund’s Prospectus:

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Global Allocation Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Rick Rieder	2019	Managing Director of BlackRock, Inc.
Dan Chamby, CFA	2003	Managing Director of BlackRock, Inc.
Russ Koesterich, CFA, JD	2017	Managing Director of BlackRock, Inc.
David Clayton, CFA, JD	2017	Managing Director of BlackRock, Inc.

The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Rick Rieder, Dan Chamby, CFA, Russ Koesterich, CFA, JD, and David Clayton, CFA, JD, are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — Global Allocation Portfolio” is deleted in its entirety and replaced with the following:

Global Allocation Portfolio

The Global Allocation Portfolio is managed by a team of financial professionals. Rick Rieder, Dan Chamby, CFA, Russ Koesterich, CFA, JD, and David Clayton, CFA, JD, are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Rick Rieder	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2019	Managing Director of BlackRock, Inc. since 2009.
Dan Chamby, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2003	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006.
Russ Koesterich, CFA, JD	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2017	Managing Director of BlackRock, Inc. since 2009.
David Clayton, CFA, JD	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2017	Managing Director of BlackRock, Inc. since 2012; Director of BlackRock, Inc. from 2010 to 2011.

In addition, Dan Chamby intends to retire from BlackRock, Inc. in March 2020.

Shareholders should retain this Supplement for future reference.

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